FINANCIAL ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Current
Marketable securities	$ 1,227		$ 1,262
Restricted cash	214		224
Derivative assets	133		179
Loans and notes receivable	257		211
Other financial assets	148		138
Total current	1,979	[1]	2,014
Non-current
Marketable securities	2,682		3,601
Restricted cash	245		297
Derivative assets	507		123
Loans and notes receivable (2)	5,500		936
Other financial assets	1,995		1,579
Total non-current	10,929	[1]	$ 6,536
Increase in loans and notes receivable	$ 4,866

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.